UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07318
Pioneer Series Trust VIII
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)
Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
November 30, 2024
Date of reporting period:
May 31, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer International Equity Fund
Class A / PIIFX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Pioneer International Equity Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.08%^
^	Annualized
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$637,996,913
Total number of portfolio holdings	50^^
Portfolio turnover rate	18%
^^	Short-term investments and derivative contracts other than purchased options are not included.
GEOGRAPHICAL DISTRIBUTION
(as of May 31, 2024)*
Japan	25.3%
Germany	11.9%
United Kingdom	11.0%
Ireland	8.0%
France	7.8%
Italy	7.5%
Switzerland	6.0%
South Korea	5.2%
Netherlands	4.3%
Canada	4.3%
United States	2.5%
Bermuda	2.3%
Taiwan	2.0%
China	1.9%
Russian Federation†	0.0%
*	As a percentage of total investments excluding short-term investments.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33812-00-A-0724

Pioneer International Equity Fund
Class C / PCITX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Pioneer International Equity Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.80%^
^	Annualized
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$637,996,913
Total number of portfolio holdings	50^^
Portfolio turnover rate	18%
^^	Short-term investments and derivative contracts other than purchased options are not included.
GEOGRAPHICAL DISTRIBUTION
(as of May 31, 2024)*
Japan	25.3%
Germany	11.9%
United Kingdom	11.0%
Ireland	8.0%
France	7.8%
Italy	7.5%
Switzerland	6.0%
South Korea	5.2%
Netherlands	4.3%
Canada	4.3%
United States	2.5%
Bermuda	2.3%
Taiwan	2.0%
China	1.9%
Russian Federation†	0.0%
*	As a percentage of total investments excluding short-term investments.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33813-00-C-0724

Pioneer International Equity Fund
Class K / PIEKX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Pioneer International Equity Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$38	0.71%^
^	Annualized
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$637,996,913
Total number of portfolio holdings	50^^
Portfolio turnover rate	18%
^^	Short-term investments and derivative contracts other than purchased options are not included.
GEOGRAPHICAL DISTRIBUTION
(as of May 31, 2024)*
Japan	25.3%
Germany	11.9%
United Kingdom	11.0%
Ireland	8.0%
France	7.8%
Italy	7.5%
Switzerland	6.0%
South Korea	5.2%
Netherlands	4.3%
Canada	4.3%
United States	2.5%
Bermuda	2.3%
Taiwan	2.0%
China	1.9%
Russian Federation†	0.0%
*	As a percentage of total investments excluding short-term investments.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33814-00-K-0724

Pioneer International Equity Fund
Class Y / INVYX
SEMI-ANNUAL SHAREHOLDER REPORT | May 31, 2024
This semi-annual shareholder report contains important information about Pioneer International Equity Fund (“Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.72%^
^	Annualized
Graphical representation of holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund.
KEY FUND STATISTICS
(as of May 31, 2024)
Fund net assets	$637,996,913
Total number of portfolio holdings	50^^
Portfolio turnover rate	18%
^^	Short-term investments and derivative contracts other than purchased options are not included.
GEOGRAPHICAL DISTRIBUTION
(as of May 31, 2024)*
Japan	25.3%
Germany	11.9%
United Kingdom	11.0%
Ireland	8.0%
France	7.8%
Italy	7.5%
Switzerland	6.0%
South Korea	5.2%
Netherlands	4.3%
Canada	4.3%
United States	2.5%
Bermuda	2.3%
Taiwan	2.0%
China	1.9%
Russian Federation†	0.0%
*	As a percentage of total investments excluding short-term investments.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
This is a summary of certain planned changes to the Fund.  For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.
Changes in and Disagreements with Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1‑800‑225‑6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33815-00-Y-0724

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a) unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(a)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds	• Accounting research assistance • SEC consultation, registration statements, and reporting • Tax accrual related matters

• Implementation of new accounting standards

• Compliance letters (e.g. rating agency letters)

• Regulatory reviews and assistance regarding financial matters

• Semi-annual reviews (if requested)

• Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES

PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer International Equity Fund
Semiannual Report  |  May 31, 2024

A: PIIFX	C: PCITX	K: PIEKX	Y: INVYX

1Pioneer International Equity Fund | Semiannual Report | 5/31/24

Schedule of Investments  |  5/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 98.8%
	Common Stocks — 95.9% of Net Assets
	Aerospace & Defense — 2.1%
325,545	Hensoldt AG	$ 13,147,216
	Total Aerospace & Defense	$13,147,216

	Automobile Components — 1.6%
240,100	Bridgestone Corp.	$ 10,462,925
	Total Automobile Components	$10,462,925

	Automobiles — 2.4%
696,100	Subaru Corp.	$ 15,536,698
	Total Automobiles	$15,536,698

	Banks — 16.6%
1,061,199	ABN AMRO Bank NV (C.V.A.) (144A)	$ 18,149,856
821,515	Bank of Ireland Group Plc	9,471,749
1,144,954	FinecoBank Banca Fineco S.p.A.	18,466,934
360,715	KB Financial Group, Inc.	20,626,506
392,200	Kyoto Financial Group, Inc.	7,038,030
261,000	Sumitomo Mitsui Financial Group, Inc.	17,112,797
376,215	UniCredit S.p.A.	14,964,623
	Total Banks	$105,830,495

	Biotechnology — 0.2%
15,659(a)	BioNTech SE (A.D.R.)	$ 1,575,295
	Total Biotechnology	$1,575,295

	Broadline Retail — 1.9%
1,216,300	Alibaba Group Holding, Ltd.	$ 11,904,597
	Total Broadline Retail	$11,904,597

	Building Products — 0.7%
916,606	Ariston Holding NV	$ 4,664,771
	Total Building Products	$4,664,771

	Capital Markets — 4.6%
83,319	Euronext NV (144A)	$ 8,214,087
656,652	UBS Group AG	21,008,168
	Total Capital Markets	$29,222,255

	Construction Materials — 4.4%
291,876	CRH Plc	$ 23,007,708
54,569	Holcim AG	4,773,157
	Total Construction Materials	$27,780,865

The accompanying notes are an integral part of these financial statements.
Pioneer International Equity Fund | Semiannual Report | 5/31/242

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Shares		Value
	Consumer Staples Distribution & Retail — 2.1%
21,796+#	Magnit PJSC	$ 45,309
1,050,300	Seven & i Holdings Co., Ltd.	13,540,225
	Total Consumer Staples Distribution & Retail	$13,585,534

	Diversified Telecommunication Services — 2.3%
614,829	Deutsche Telekom AG	$ 14,902,155
	Total Diversified Telecommunication Services	$14,902,155

	Electrical Equipment — 5.3%
257,300	Fuji Electric Co., Ltd.	$ 15,332,216
544,800	Mitsubishi Electric Corp.	9,466,362
36,163	Schneider Electric SE	9,052,468
	Total Electrical Equipment	$33,851,046

	Financial Services — 3.0%
239,796	Edenred SE	$ 11,251,154
1,167,626(a)	Nexi S.p.A. (144A)	7,759,915
	Total Financial Services	$19,011,069

	Health Care Equipment & Supplies — 5.2%
102,100	Hoya Corp.	$ 12,427,182
867,100	Olympus Corp.	13,581,419
552,497	Smith & Nephew Plc	7,004,458
	Total Health Care Equipment & Supplies	$33,013,059

	Household Durables — 5.5%
538,400	Panasonic Holdings Corp.	$ 4,747,112
959,217	Persimmon Plc	17,884,961
152,800	Sony Group Corp.	12,557,620
	Total Household Durables	$35,189,693

	Independent Power and Renewable Electricity Producers — 2.2%
371,126	RWE AG	$ 14,039,101
	Total Independent Power and Renewable Electricity Producers	$14,039,101

	Industrial Conglomerates — 1.2%
38,646	Siemens AG	$ 7,402,118
	Total Industrial Conglomerates	$7,402,118

	Insurance — 2.2%
968,174	Hiscox, Ltd.	$ 14,219,084
	Total Insurance	$14,219,084

The accompanying notes are an integral part of these financial statements.
3Pioneer International Equity Fund | Semiannual Report | 5/31/24

Shares		Value
	Life Sciences Tools & Services — 1.7%
19,456	Lonza Group AG	$ 10,612,210
	Total Life Sciences Tools & Services	$10,612,210

	Metals & Mining — 4.1%
722,000	Barrick Gold Corp.	$ 12,316,299
265,263	Teck Resources, Ltd., Class B	13,806,939
	Total Metals & Mining	$26,123,238

	Oil, Gas & Consumable Fuels — 4.6%
508,600	Inpex Corp.	$ 7,848,852
396,947+#	Rosneft Oil Co. PJSC	61,962
294,541	Shell Plc (A.D.R.)	21,436,694
	Total Oil, Gas & Consumable Fuels	$29,347,508

	Pharmaceuticals — 5.5%
92,544	Merck KGaA	$ 16,724,459
187,915	Sanofi S.A.	18,361,254
	Total Pharmaceuticals	$35,085,713

	Professional Services — 3.3%
484,741	RELX Plc	$ 21,261,004
	Total Professional Services	$21,261,004

	Semiconductors & Semiconductor Equipment — 5.1%
91,052(a)	Advanced Micro Devices, Inc.	$ 15,196,579
128,685	Infineon Technologies AG	5,137,785
480,000	Taiwan Semiconductor Manufacturing Co., Ltd.	12,114,961
	Total Semiconductors & Semiconductor Equipment	$32,449,325

	Technology Hardware, Storage & Peripherals — 4.1%
680,500	FUJIFILM Holdings Corp.	$ 15,329,702
207,688	Samsung Electronics Co., Ltd.	11,125,457
	Total Technology Hardware, Storage & Peripherals	$26,455,159

	Textiles, Apparel & Luxury Goods — 1.4%
11,099	LVMH Moet Hennessy Louis Vuitton SE	$ 8,919,084
	Total Textiles, Apparel & Luxury Goods	$8,919,084

	Trading Companies & Distributors — 2.6%
177,097	AerCap Holdings NV	$ 16,418,663
	Total Trading Companies & Distributors	$16,418,663

	Total Common Stocks (Cost $528,893,605)	$612,009,880

The accompanying notes are an integral part of these financial statements.
Pioneer International Equity Fund | Semiannual Report | 5/31/244

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 2.9% of Net Assets
	Open-End Fund — 2.9%
18,507,626(b)	Dreyfus Government Cash Management, Institutional Shares, 5.19%	$ 18,507,626
		$18,507,626

	TOTAL SHORT TERM INVESTMENTS (Cost $18,507,626)	$18,507,626

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.8% (Cost $547,401,231)	$630,517,506
	OTHER ASSETS AND LIABILITIES — 1.2%	$7,479,407
	net assets — 100.0%	$637,996,913

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2024, the value of these securities amounted to $34,123,858, or 5.3% of net assets.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,482,582	$45,309
Rosneft Oil Co. PJSC	6/23/2021	3,131,033	61,962
Total Restricted Securities			$107,271
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
The accompanying notes are an integral part of these financial statements.
5Pioneer International Equity Fund | Semiannual Report | 5/31/24

Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
Japan	25.3%
Germany	11.9%
United Kingdom	11.0%
Ireland	8.0%
France	7.8%
Italy	7.5%
Switzerland	6.0%
South Korea	5.2%
Netherlands	4.3%
Canada	4.3%
United States	2.5%
Bermuda	2.3%
Taiwan	2.0%
China	1.9%
Russian Federation (individually less than 1%)	0.0%
100.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	9,870,726	CNY	69,865,000	JPMorgan Chase Bank NA	8/22/24	$47,500
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$47,500
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CNY	— China Yuan Renminbi
USD	— United States Dollar
Purchases and sales of securities (excluding short-term investments) for the six months ended May 31, 2024, aggregated $279,508,717 and $87,958,621, respectively.
At May 31, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $549,769,446 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$97,931,147
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,135,586)
Net unrealized appreciation	$80,795,561
The accompanying notes are an integral part of these financial statements.
Pioneer International Equity Fund | Semiannual Report | 5/31/246

Schedule of Investments  |  5/31/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$1,575,295	$—	$—	$1,575,295
Consumer Staples Distribution & Retail	—	13,540,225	45,309	13,585,534
Metals & Mining	13,806,939	12,316,299	—	26,123,238
Oil, Gas & Consumable Fuels	21,436,694	7,848,852	61,962	29,347,508
Semiconductors & Semiconductor Equipment	15,196,579	17,252,746	—	32,449,325
Trading Companies & Distributors	16,418,663	—	—	16,418,663
All Other Common Stocks	—	492,510,317	—	492,510,317
Open-End Fund	18,507,626	—	—	18,507,626
Total Investments in Securities	$86,941,796	$543,468,439	$107,271	$630,517,506
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$47,500	$—	$47,500
Total Other Financial Instruments	$—	$47,500	$—	$47,500
During the period ended May 31, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
7Pioneer International Equity Fund | Semiannual Report | 5/31/24

Statement of Assets and Liabilities  |  5/31/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $547,401,231)	$630,517,506
Foreign currencies, at value (cost $5,114,909)	5,114,418
Unrealized appreciation on forward foreign currency exchange contracts	47,500
Receivables —
Fund shares sold	6,043,166
Dividends	2,614,039
Interest	90,001
Due from the Adviser	3,985
Other assets	76,207
Total assets	$644,506,822
LIABILITIES:
Payables —
Investment securities purchased	$5,116,467
Fund shares repurchased	1,081,235
Trustees’ fees	3,475
Management fees	33,420
Administrative expenses	7,517
Distribution fees	2,214
Accrued expenses	265,581
Total liabilities	$6,509,909
NET ASSETS:
Paid-in capital	$549,743,967
Distributable earnings	88,252,946
Net assets	$637,996,913
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $86,165,685/3,198,992 shares)	$26.94
Class C (based on $5,617,288/251,048 shares)	$22.38
Class K (based on $60,120,215/2,229,639 shares)	$26.96
Class Y (based on $486,093,725/18,018,696 shares)	$26.98
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $26.94 net asset value per share/100%-5.75% maximum sales charge)	$28.58
The accompanying notes are an integral part of these financial statements.
Pioneer International Equity Fund | Semiannual Report | 5/31/248

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 5/31/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $1,286,262)	$9,435,295
Interest from unaffiliated issuers	999
Total Investment Income		$9,436,294
EXPENSES:
Management fees	$1,604,547
Administrative expenses	93,914
Transfer agent fees
Class A	36,587
Class C	1,500
Class K	31
Class Y	233,546
Distribution fees
Class A	101,237
Class C	24,924
Shareholder communications expense	20,920
Custodian fees	24,565
Registration fees	62,757
Professional fees	40,083
Printing expense	11,894
Pricing fees	61
Officers’ and Trustees’ fees	14,641
Miscellaneous	105,950
Total expenses		$2,377,157
Less fees waived and expenses reimbursed by the Adviser		(428,047)
Net expenses		$1,949,110
Net investment income		$7,487,184
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$2,037,613
Forward foreign currency exchange contracts	1,835
Other assets and liabilities denominated in foreign currencies	(262,641)	$1,776,807
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$58,764,052
Forward foreign currency exchange contracts	140,677
Other assets and liabilities denominated in foreign currencies	(47,039)	$58,857,690
Net realized and unrealized gain (loss) on investments		$60,634,497
Net increase in net assets resulting from operations		$68,121,681
The accompanying notes are an integral part of these financial statements.
9Pioneer International Equity Fund | Semiannual Report | 5/31/24

Statements of Changes in Net Assets
	Six Months Ended 5/31/24 (unaudited)	Year Ended 11/30/23
FROM OPERATIONS:
Net investment income (loss)	$7,487,184	$4,053,240
Net realized gain (loss) on investments	1,776,807	749,046
Change in net unrealized appreciation (depreciation) on investments	58,857,690	15,631,154
Net increase in net assets resulting from operations	$68,121,681	$20,433,440
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.25 and $0.59 per share, respectively)	$(788,289)	$(1,846,869)
Class C ($0.13 and $0.47 per share, respectively)	(28,321)	(100,334)
Class K ($0.35 and $0.68 per share, respectively)	(708,330)	(1,085,583)
Class Y ($0.35 and $0.68 per share, respectively)	(3,777,025)	(2,265,809)
Total distributions to shareholders	$(5,301,965)	$(5,298,595)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$252,301,499	$286,159,335
Reinvestment of distributions	5,251,387	5,209,322
Cost of shares repurchased	(55,870,056)	(58,428,307)
Net increase in net assets resulting from Fund share transactions	$201,682,830	$232,940,350
Net increase in net assets	$264,502,546	$248,075,195
NET ASSETS:
Beginning of period	$373,494,367	$125,419,172
End of period	$637,996,913	$373,494,367
The accompanying notes are an integral part of these financial statements.
Pioneer International Equity Fund | Semiannual Report | 5/31/2410

Statements of Changes in Net Assets
(continued)
	Six Months Ended 5/31/24 Shares (unaudited)	Six Months Ended 5/31/24 Amount (unaudited)	Year Ended 11/30/23 Shares	Year Ended 11/30/23 Amount
Class A
Shares sold	214,188	$5,402,006	390,689	$9,082,250
Reinvestment of distributions	31,200	762,833	83,010	1,791,089
Less shares repurchased	(203,500)	(5,125,312)	(391,756)	(9,061,002)
Net increase	41,888	$1,039,527	81,943	$1,812,337
Class C
Shares sold	46,314	$981,873	85,457	$1,635,436
Reinvestment of distributions	1,390	28,321	5,516	100,334
Less shares repurchased	(17,020)	(359,580)	(84,003)	(1,616,754)
Net increase	30,684	$650,614	6,970	$119,016
Class K
Shares sold	264,985	$6,667,625	929,466	$21,617,205
Reinvestment of distributions	28,994	708,330	50,107	1,085,583
Less shares repurchased	(147,406)	(3,625,043)	(325,763)	(7,719,488)
Net increase	146,573	$3,750,912	653,810	$14,983,300
Class Y
Shares sold	9,397,923	$239,249,995	10,898,211	$253,824,444
Reinvestment of distributions	153,452	3,751,903	97,429	2,232,316
Less shares repurchased	(1,849,251)	(46,760,121)	(1,732,690)	(40,031,063)
Net increase	7,702,124	$196,241,777	9,262,950	$216,025,697
The accompanying notes are an integral part of these financial statements.
11Pioneer International Equity Fund | Semiannual Report | 5/31/24

Financial Highlights
	Six Months Ended 5/31/24 (unaudited)	Year Ended 11/30/23	Year Ended 11/30/22	Year Ended 11/30/21	Year Ended 11/30/20	Year Ended 11/30/19
Class A
Net asset value, beginning of period	$23.66	$21.83	$24.49	$24.00	$22.38	$20.97
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.31	$0.41	$0.40	$0.54	$0.19	$0.35
Net realized and unrealized gain (loss) on investments	3.22	2.01	(2.11)	2.77	1.85	1.63
Net increase (decrease) from investment operations	$3.53	$2.42	$(1.71)	$3.31	$2.04	$1.98
Distributions to shareholders:
Net investment income	$(0.25)	$(0.43)	$(0.57)	$(0.05)	$(0.42)	$(0.50)
Net realized gain	—	(0.16)	(0.38)	(2.77)	—	(0.07)
Total distributions	$(0.25)	$(0.59)	$(0.95)	$(2.82)	$(0.42)	$(0.57)
Net increase (decrease) in net asset value	$3.28	$1.83	$(2.66)	$0.49	$1.62	$1.41
Net asset value, end of period	$26.94	$23.66	$21.83	$24.49	$24.00	$22.38
Total return (b)	15.04%(c)	11.40%	(7.20)%(d)	13.66%	9.23%	9.85%
Ratio of net expenses to average net assets	1.08%(e)	1.10%	1.13%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	2.48%(e)	1.79%	1.81%	1.96%	0.92%	1.68%
Portfolio turnover rate	18%(c)	38%	51%	62%	66%	28%
Net assets, end of period (in thousands)	$86,166	$74,711	$67,134	$76,634	$71,855	$72,979
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.16%(e)	1.30%	1.34%	1.40%	1.51%	1.50%
Net investment income (loss) to average net assets	2.40%(e)	1.59%	1.60%	1.71%	0.56%	1.33%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended November 30, 2022, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class A's total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer International Equity Fund | Semiannual Report | 5/31/2412

Financial Highlights  (continued)
	Six Months Ended 5/31/24 (unaudited)	Year Ended 11/30/23	Year Ended 11/30/22	Year Ended 11/30/21	Year Ended 11/30/20	Year Ended 11/30/19
Class C
Net asset value, beginning of period	$19.65	$18.24	$20.61	$20.70	$19.35	$18.09
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.20	$0.19	$0.20	$0.28	$0.02	$0.16
Net realized and unrealized gain (loss) on investments	2.66	1.69	(1.79)	2.40	1.58	1.41
Net increase (decrease) from investment operations	$2.86	$1.88	$(1.59)	$2.68	$1.60	$1.57
Distributions to shareholders:
Net investment income	$(0.13)	$(0.31)	$(0.40)	$—	$(0.25)	$(0.24)
Net realized gain	—	(0.16)	(0.38)	(2.77)	—	(0.07)
Total distributions	$(0.13)	$(0.47)	$(0.78)	$(2.77)	$(0.25)	$(0.31)
Net increase (decrease) in net asset value	$2.73	$1.41	$(2.37)	$(0.09)	$1.35	$1.26
Net asset value, end of period	$22.38	$19.65	$18.24	$20.61	$20.70	$19.35
Total return (b)	14.60%(c)	10.53%	(7.87)%(d)	12.79%	8.32%	8.93%
Ratio of net expenses to average net assets	1.80%(e)	1.90%	1.85%	1.94%	1.97%	1.99%
Ratio of net investment income (loss) to average net assets	1.85%(e)	1.00%	1.09%	1.18%	0.10%	0.87%
Portfolio turnover rate	18%(c)	38%	51%	62%	66%	28%
Net assets, end of period (in thousands)	$5,617	$4,330	$3,892	$4,578	$5,188	$5,614
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.87%(e)	2.10%	2.07%	2.15%	2.22%	2.21%
Net investment income (loss) to average net assets	1.78%(e)	0.80%	0.87%	0.97%	(0.15)%	0.65%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended November 30, 2022, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class C's total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
13Pioneer International Equity Fund | Semiannual Report | 5/31/24

	Six Months Ended 5/31/24 (unaudited)	Year Ended 11/30/23	6/6/22* to 11/30/22
Class K
Net asset value, beginning of period	$23.74	$21.90	$22.62
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.37	$0.50	$0.15
Net realized and unrealized gain (loss) on investments	3.20	2.02	(0.49)
Net increase (decrease) from investment operations	$3.57	$2.52	$(0.34)
Distributions to shareholders:
Net investment income	$(0.35)	$(0.52)	$—
Net realized gain	—	(0.16)	(0.38)
Total distributions	$(0.35)	$(0.68)	$(0.38)
Net increase (decrease) in net asset value	$3.22	$1.84	$(0.72)
Net asset value, end of period	$26.96	$23.74	$21.90
Total return (b)	15.18%(c)	11.89%	(1.44)%(c)(d)
Ratio of net expenses to average net assets	0.71%(e)	0.69%	0.70%(e)
Ratio of net investment income (loss) to average net assets	2.88%(e)	2.14%	1.51%(e)
Portfolio turnover rate	18%(c)	38%	51%(c)
Net assets, end of period (in thousands)	$60,120	$49,446	$31,305
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.79%(e)	0.90%	0.99%(e)
Net investment income (loss) to average net assets	2.80%(e)	1.93%	1.22%(e)
*	Class K commenced operations on June 6, 2022.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended November 30, 2022, the Fund's total return includes gains in settlement of class action lawsuits. The impact on Class K's total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer International Equity Fund | Semiannual Report | 5/31/2414

Financial Highlights  (continued)
	Six Months Ended 5/31/24 (unaudited)	Year Ended 11/30/23	Year Ended 11/30/22	Year Ended 11/30/21	Year Ended 11/30/20	Year Ended 11/30/19
Class Y
Net asset value, beginning of period	$23.75	$21.91	$24.58	$24.06	$22.44	$21.03
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.41	$0.42	$0.60	$0.66	$0.29	$0.44
Net realized and unrealized gain (loss) on investments	3.17	2.10	(2.20)	2.77	1.85	1.63
Net increase (decrease) from investment operations	$3.58	$2.52	$(1.60)	$3.43	$2.14	$2.07
Distributions to shareholders:
Net investment income	$(0.35)	$(0.52)	$(0.69)	$(0.14)	$(0.52)	$(0.59)
Net realized gain	—	(0.16)	(0.38)	(2.77)	—	(0.07)
Total distributions	$(0.35)	$(0.68)	$(1.07)	$(2.91)	$(0.52)	$(0.66)
Net increase (decrease) in net asset value	$3.23	$1.84	$(2.67)	$0.52	$1.62	$1.41
Net asset value, end of period	$26.98	$23.75	$21.91	$24.58	$24.06	$22.44
Total return (b)	15.21%(c)	11.89%	(6.78)%(d)	14.19%	9.69%	10.37%
Ratio of net expenses to average net assets	0.72%(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	3.20%(e)	1.79%	2.59%	2.40%	1.39%	2.14%
Portfolio turnover rate	18%(c)	38%	51%	62%	66%	28%
Net assets, end of period (in thousands)	$486,094	$245,007	$23,087	$66,646	$60,447	$55,156
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.93%(e)	0.99%	0.95%	0.92%	0.96%	0.93%
Net investment income (loss) to average net assets	2.99%(e)	1.50%	2.34%	2.18%	1.13%	1.91%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2022, the total return would have been (6.83)%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
15Pioneer International Equity Fund | Semiannual Report | 5/31/24

Notes to Financial Statements  |  5/31/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer International Equity Fund (the “Fund”) is the sole portfolio comprising Pioneer Series Trust VIII, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.
The Fund offers four classes of shares designated as Class A, Class C, Class K and Class Y shares. Class K shares commenced operations on June 6, 2022. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage
Pioneer International Equity Fund | Semiannual Report | 5/31/2416

risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Adviser uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security's fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser's (the valuation designee's) procedures.
17Pioneer International Equity Fund | Semiannual Report | 5/31/24

The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source.
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported
Pioneer International Equity Fund | Semiannual Report | 5/31/2418

net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of May 31, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial
19Pioneer International Equity Fund | Semiannual Report | 5/31/24

statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended November 30, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$2,740,407
Long-term capital gains	2,558,188
Total	$5,298,595
The following shows the components of distributable earnings (losses) on a federal income tax basis at November 30, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$3,579,627
Net unrealized appreciation	21,890,831
Qualified late year loss deferral	(37,228)
Total	$25,433,230
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, and mark-to-market of foreign currency contracts and passive foreign investment companies.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $3,954 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the
Pioneer International Equity Fund | Semiannual Report | 5/31/2420

number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
21Pioneer International Equity Fund | Semiannual Report | 5/31/24

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its total assets in equity securities of non-U.S. issuers. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, or currency exchange restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. In addition, voters in the United Kingdom withdrew from the EU, commonly referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications. The range and potential implications of possible political, regulatory, economic, and
Pioneer International Equity Fund | Semiannual Report | 5/31/2422

market outcomes cannot be fully known but could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
To the extent that the Fund invests from time to time more than 25% of its assets in issuers organized or located in a particular geographic region, including but not limited to issuers organized or located in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound and the euro, the Fund may be particularly affected by adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in those countries or regions. The Japanese economy is highly dependent upon international trade, particularly with the United States and other Asian countries. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, an unstable financial sector, substantial government deficits, and natural and environmental disasters. To the extent the Fund invests from time to time in issuers organized or located in China, the Fund may be particularly affected by adverse securities markets, exchange rates and social, political, regulatory or economic events which may occur in China. In addition,
23Pioneer International Equity Fund | Semiannual Report | 5/31/24

the U.S. government has imposed restrictions on U.S. investor participation in certain Chinese investments, which may limit the securities in which the Fund may invest, and require the Fund to sell certain investments.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Pioneer International Equity Fund | Semiannual Report | 5/31/2424

Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund at May 31, 2024 are listed in the Schedule of Investments.
I.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts ("contracts") for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).
During the six months ended May 31, 2024, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended May 31, 2024 was $0 and $8,394,215 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at May 31, 2024 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion. For the six months ended May 31, 2024, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% (annualized) of the Fund’s average daily net assets.
Effective April 1, 2024, the Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and
25Pioneer International Equity Fund | Semiannual Report | 5/31/24

expenses and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 1.15%, 2.15%, 0.75% and 0.75%, of the average daily net assets attributable to Class A, Class C, Class K and Class Y shares, respectively. These expense limitations are in effect through April 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Prior to April 1, 2024, the Adviser contractually agreed to waive and/or reimburse ordinary operating expenses to 1.15%, 2.15%, 0.70% and 0.70% of the average daily net assets attributable to Class A, Class C, Class K and Class Y shares, respectively. Fees waived and expenses reimbursed during the six months ended May 31, 2024 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $33,420 in management fees payable to the Adviser at May 31, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer's compensation for his services as the Fund's chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer's compensation. For the six months ended May 31, 2024, the Fund paid $14,641 in Officers' and Trustees' compensation, which is reflected on the Statement of Operations as Officers' and Trustees' fees. At May 31, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees'  fees of $3,475 and a payable for administrative expenses of $7,517, which includes the payable for Officers' compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
Pioneer International Equity Fund | Semiannual Report | 5/31/2426

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended May 31, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$11,391
Class C	523
Class K	(398)
Class Y	9,404
Total	$20,920
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $2,214 in distribution fees payable to the Distributor at May 31, 2024.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended May 31, 2024, CDSCs in the amount of $1,180 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and
27Pioneer International Equity Fund | Semiannual Report | 5/31/24

the 1940 Act. Until January 31, 2024, the Fund participated in a credit facility in the amount of $380 million. Under such credit facility, depending on the type of loan, interest on borrowings was payable at the Secured Overnight Financing Rate ("SOFR") plus a credit spread. The Fund also paid both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.15% of the total credit facility and the commitment fee in the amount of 0.30% of the daily unused portion of each lender’s commitment were allocated among participating funds based on an allocation schedule set forth in the credit facility. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit facility is 0.05% of the total credit facility, and the commitment fee with respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the six months ended May 31, 2024, the Fund had no borrowings under the credit facility.
7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the
Pioneer International Equity Fund | Semiannual Report | 5/31/2428

close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following chart shows gross assets of the Fund as of May 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets (b)
JPMorgan Chase Bank NA	$47,500	$—	$—	$—	$47,500
Total	$47,500	$—	$—	$—	$47,500
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
29Pioneer International Equity Fund | Semiannual Report | 5/31/24

Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at May 31, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—	$—	$47,500	$—	$—
Total Value	$—	$—	$47,500	$—	$—
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at May 31, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$—	$—	$1,835	$—	$—
Total Value	$—	$—	$1,835	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$140,677	$—	$—
Total Value	$—	$—	$140,677	$—	$—
9. Subsequent Events
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is
Pioneer International Equity Fund | Semiannual Report | 5/31/2430

subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate. Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital. The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction. If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval. There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
31Pioneer International Equity Fund | Semiannual Report | 5/31/24

Additional Information
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of Pioneer International Equity Fund (the “Fund”) due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended November 30, 2023 and November 30, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund’s financial statements for such periods; or (2) “reportable events” related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Pioneer International Equity Fund | Semiannual Report | 5/31/2432

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 19390-18-0724

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Included in Item 1

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VIII

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date August 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, Principal Executive Officer

Date August 9, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.

Anthony J. Koenig, Jr., Principal Financial Officer

Date August 9, 2024

*	Print the name and title of each signing officer under his or her signature.